Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Parenthetical) (Detail) - Financial assets at fair value through profit or loss [member] - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	$ 223	$ 2,108	$ 539	$ 2,331
Bank of the West [Member] | Federal home loan bank and federal housing bank equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets			969
Bank of the West [Member] | Housing tax credit entities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets			$ 587